Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash and cash equivalents	$ 53,601	$ 33,418
Short term investments	35,111	59,009
Client funds on deposit and receivable	25,868	18,704
Trade and other current receivables	118,576	217,132
Project advances	12,270	7,577
Other current assets	16,058	14,681
Recoverable taxes	9,307	4,512
Energy trading contracts	133,281	17,646
Other financial instruments	1,194	0
Current assets	405,266	372,679
Non-current assets [abstract]
Trade and other non-current receivables	95,392	16,402
Other non-current assets	10,068	7,397
Long-term investments	44,527	49,216
Energy trading contracts	46,217	7,523
Other financial instruments	6,372	3,578
Property and equipment	42,367	32,622
Intangible assets	824,151	700,866
Deferred tax assets	20,749	15,824
Non-current assets	1,089,843	833,428
Total assets	1,495,109	1,206,107
Current liabilities [abstract]
Client funds payable	25,868	18,704
Energy trading contracts, investment, current liabilities	117,423	15,606
Consideration Payable On Acquisition, Current	118,459	101,986
Personnel and related contributions payable	58,147	37,269
Taxes payable	12,037	6,440
Carried interest allocation	19,330	31,851
Current loans	0	78,518
Other financial instruments	0	6,143
Commitment Subject To Possible Redemption	0	54,053
Current liabilities	415,011	397,390
Non-current liabilities [abstract]
Personnel and related contributions payable	0	787
Contingent consideration recognised as of acquisition date	65,975	121,238
Carried interest allocation	8,315	5,408
Non-current loans	174,868	149,453
Gross Obligation Under Put Option, Non Current	24,577	18,258
Deferred tax liabilities	52,363	1,774
Energy trading contracts	32,456	2,080
Non-current liabilities	446,679	317,785
Total liabilities	861,690	715,175
Equity [abstract]
Issued capital	16	15
Additional paid-in capital	589,404	527,239
Capital reserves	46,646	22,041
Cumulative translation adjustment	(24,316)	(68,217)
Equity attributable to the owners of the Company	611,750	481,078
Non-controlling interests	21,669	9,854
Equity	633,419	490,932
Total liabilities and equity	1,495,109	1,206,107
Other current liabilities	63,747	46,820
Other non-current liabilities	$ 88,125	$ 18,787